UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            September 30, 2002
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               IPS Advisory, Inc.
Address:            1225 Wesgarber Road
                    Suite S-380
                    Knoxville, Tennessee  37902

Form 13F File Number:    28-5261


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Gregory D'Amico
     Title:         President
     Phone:         (800) 232-9142

Signature, Place, and Date of Signing:

       Gregory D'Amico               Knoxville, Tennessee         10/09/02
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         109
                                             -------------------------

Form 13F Information Table Value Total:      $  110,331
                                             -------------------------
                                               (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7        COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                                                               --------------------
                              TITLE OF                  VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER
       NAME OF ISSUER           CLASS      CUSIP      (x$1,000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
       --------------           -----      -----      ---------   --------  ---  ----   ----------   --------   ----    ------  ----
ACE LTD                         COM       G0070K103        296      10000   SH             SOLE                 10000
ADOBE SYSTEMS                   COM       00724F101        137       7150   SH             SOLE                  7150
AFFILIATED COMPUTER SVCS        COM       008190100         43       1000   SH             SOLE                  1000
AMDOCS LTD                      COM       G02602103        128      20000   SH             SOLE                 20000
AMERICAN EXPRESS                COM       025816109        217       6950   SH             SOLE                  6950
AMERICAN INT'L GROUP            COM       026874107       1999      36545   SH             SOLE                 36545
AMERISOURCE BERGEN              COM       3.07E+108       2624      36745   SH             SOLE                 36745
ANGELICA                        COM       034663104        215      10000   SH             SOLE                 10000
ANN TAYLOR STORES               COM       036115103         35       1500   SH             SOLE                  1500
BEST BUY                        COM       086516101        178       8000   SH             SOLE                  8000
BP P.L.C.                       COM       055622104       1624      40695   SH             SOLE                 40695
BURLINGTON NORTHERN SANTA FE    COM       12189T104        179       7500   SH             SOLE                  7500
CANADIAN NATIONAL RAILWAY       COM       136375102        747      20000   SH             SOLE                 20000
CANADIAN PACIFIC RAILWAY        COM       13645T100        757      41500   SH             SOLE                 41500
CATERPILLAR                     COM       149123101       1816      48795   SH             SOLE                 48795
CHELSEA PROPERTY GROUP          COM       163421100       1958      58000   SH             SOLE                 58000
CHICO'S FAS INC                 COM       168615102         64       4000   SH             SOLE                  4000
CHOICEPOINT                     COM       170388102       1592      44666   SH             SOLE                 44666
CITY NATIONAL                   COM       178566105        935      20000   SH             SOLE                 20000
CLEAR CHANNEL                   COM       184502102       3134      90175   SH             SOLE                 90175
COACH INC                       COM       189754104         51       2000   SH             SOLE                  2000
COMMERCE GROUP                  COM       200641108        663      20500   SH             SOLE                 20500
COMVERSE TECH                   COM       205862402        419      60000   SH             SOLE                 60000
CONCORD EFS                     COM       206197105       1464      92165   SH             SOLE                 92165
CONSTELLATION ENERGY            COM       210371100       1364      55035   SH             SOLE                 55035
CUMMINS INC                     COM       231021106         96       4050   SH             SOLE                  4050
CURTISS-WRIGHT                  COM       231561101        598      10000   SH             SOLE                 10000
DEERE & Co.                     COM       244199105        250       5500   SH             SOLE                  5500
DENTSPLY INT'l                  COM       249030107        273       6800   SH             SOLE                  6800
DOLE FOOD CO INC                COM       256605106        238       8200   SH             SOLE                  8200
DOMINION RESOURCES VA           COM       25746U109       1522      30000   SH             SOLE                 30000
DUKE ENERGY                     COM       264399106        299      15305   SH             SOLE                 15305
EASTMAN KODAK                   COM       277461109       1208      44335   SH             SOLE                 44335
EBAY                            COM       278642103         53       1000   SH             SOLE                  1000
ELECTRONIC ARTS                 COM       285512109       2770      42000   SH             SOLE                 42000
ESS TECHNOLOGY                  COM       269151106         80      13000   SH             SOLE                 13000
EXPEDITORS INT'L                COM       302130109       1165      41700   SH             SOLE                 41700
FIDELITY NATL FINANCIAL         COM       316326107        585      20369   SH             SOLE                 20369
FIRST DATA                      COM       319963104         56       2000   SH             SOLE                  2000
FIRST HEALTH GROUP              COM       320960107         54       2000   SH             SOLE                  2000
FORTUNE BRANDS                  COM       349631101        993      21000   SH             SOLE                 21000
FPL GROUP                       COM       302571104       2367      44000   SH             SOLE                 44000
GANNETT CO                      COM       364730101       2382      33000   SH             SOLE                 33000
GENERAL GROWTH PROPERTIES       COM       370021107       3224      62610   SH             SOLE                 62610
HARTFORD FINANCIAL              COM       416515104        119       2900   SH             SOLE                  2900
HEALTH CARE PPTY                COM       421915109       1522      35725   SH             SOLE                 35725
HEARST-ARGYLE TELEVISION        COM       422317107       1615      65000   SH             SOLE                 65000
HOLLYWOOD ENTERTAINMENT         COM       436141105        552      38000   SH             SOLE                 38000
HONEYWELL INTL                  COM       438516106        785      36250   SH             SOLE                 36250
HUBBELL INC                     COM       443510201       1642      56500   SH             SOLE                 56500
ILLINOIS TOOL WORKS             COM       452308109        276       4735   SH             SOLE                  4735
INTERNATIONAL PAPER CO          COM       460146103        187       5590   SH             SOLE                  5590
KELLOGG CO                      COM       487836108       1054      31700   SH             SOLE                 31700
KIMBERLY CLARK                  COM       494368103       2178      38460   SH             SOLE                 38460
KRAFT                           COM       50075N104        729      20000   SH             SOLE                 20000
L3 COMM                         COM       502424104       2034      38600   SH             SOLE                 38600
LEAR CORPORATION                COM       521865105       1953      46900   SH             SOLE                 46900
LINCARE HOLDINGS                COM       532791100       2424      78080   SH             SOLE                 78080
LINCOLN NATIONAL                COM       534187109        141       4600   SH             SOLE                  4600
LOCKHEED MARTIN                 COM       539830109        129       2000   SH             SOLE                  2000
LONE STAR STEAKHOUSE            COM       542307103       1322      63000   SH             SOLE                 63000
LOWES COS                       COM       548661107        248       6000   SH             SOLE                  6000
MACROVISION                     COM       555904101        367      30000   SH             SOLE                 30000
MANITOWOC CO                    COM       563571108        123       4500   SH             SOLE                  4500
MASCO                           COM       574599106        546      27925   SH             SOLE                 27925
METLIFE                         COM       59156R108        228      10000   SH             SOLE                 10000
MICROCHIP TECH                  COM       595017104        961      47000   SH             SOLE                 47000
MICROSOFT                       COM       594918104       2069      47307   SH             SOLE                 47307
NATIONAL CITY                   COM       635405103       1082      37925   SH             SOLE                 37925
NATIONWIDE FINANCIAL            COM       638612101        267      10000   SH             SOLE                 10000
NEWELL RUBBERMAID               COM       651229106       2010      65110   SH             SOLE                 65110
NORFOLK SOUTHERN                COM       655844108        606      30000   SH             SOLE                 30000
NORTH FORK BANCORP NY           COM       659424105       3557      93995   SH             SOLE                 93995
OHIO CASUALTY                   COM       677240103        163      10000   SH             SOLE                 10000
PENTAIR INC                     COM       709631105       1487      40000   SH             SOLE                 40000
PEPSI BOTTLING GRP              COM       713409100       1569      67045   SH             SOLE                 67045
PEPSICO                         COM       713448108        185       5000   SH             SOLE                  5000
PET SMART                       COM       716768106        214      12000   SH             SOLE                 12000
PIER 1 IMPORTS                  COM       720279108        252      13235   SH             SOLE                 13235
PLUM CREEK TIMBER               COM       729251108        819      36245   SH             SOLE                 36245
PROFIT RECOVERY GROUP           COM       69357C107         50       4000   SH             SOLE                  4000
QLOGIC                          COM       747277101        807      31000   SH             SOLE                 31000
QUALCOMM                        COM       747525103         77       2800   SH             SOLE                  2800
ROYAL DUTCH PETROLEUM           COM       780257804         54       1340   SH             SOLE                  1340
RYDER SYSTEM                    COM       783549108       1424      57100   SH             SOLE                 57100
SCHOLASTIC                      COM       807066105       2064      46200   SH             SOLE                 46200
SILICON LABORATORIES            COM       826919102         37       2000   SH             SOLE                  2000
STARBUCKS                       COM       855244109         83       4000   SH             SOLE                  4000
SYMANTEC                        COM       871503108       2968      88265   SH             SOLE                 88265
TEEKAY SHIPPNG                  COM       Y8564W103        570      20000   SH             SOLE                 20000
TENET HEALTH CARE               COM       88033G100       1708      34500   SH             SOLE                 34500
TEXAS INSTRUMENTS               COM       882508104        118       7965   SH             SOLE                  7965
TREX CO                         COM       89531P105       1176      43000   SH             SOLE                 43000
TRIBUNE COMPANY                 COM       896047107       2180      52130   SH             SOLE                 52130
TRUSTCO BK CORP NY              COM       898349105         19       1756   SH             SOLE                  1756
UNITED RENTAL                   COM       911363109         83       9855   SH             SOLE                  9855
UNITED TECHNOLOGIES             COM       913017109       2089      36975   SH             SOLE                 36975
UNIVISION COMM.                 COM       914906102       1744      76500   SH             SOLE                 76500
UT STARCO                       COM       918076100        336      22000   SH             SOLE                 22000
VIACOM INC                      COM       925524308         81       2000   SH             SOLE                  2000
VORNADO REALTY                  COM       929042109        789      20000   SH             SOLE                 20000
WAL-MART STORES                 COM       931142103       2455      49857   SH             SOLE                 49857
WALGREENS                       COM       931422109       1906      61970   SH             SOLE                 61970
WELLPOINT                       COM       94973h108       2531      34525   SH             SOLE                 34525
WELLS FARGO                     COM       949746101       2191      45500   SH             SOLE                 45500
WESTWOOD ONE                    COM       961815107       1931      54000   SH             SOLE                 54000
WHOLE FOODS MKT                 COM       966837106       2862      66800   SH             SOLE                 66800
XL CAPITAL                      COM       G98255105       1470      20000   SH             SOLE                 20000
ZEBRA TECH                      COM       989207105        263       5000   SH             SOLE                  5000
REPORT SUMMARY         109 DATA RECORDS               $110,331                     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



